INCOME TAXES - Income tax reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Loss before income taxes	$ (47,314)	$ (39,490)
Tax recovery computed at applicable statutory tax rate	26.50%	26.50%
Tax expense at combined statutory rate	$ (12,538)	$ (10,465)
Increase (decrease) in income taxes resulting from:
Temporary difference not recorded	10,018	8,937
Share-based payments	2,307	1,769
Non-deductible expenses	325	406
Mining royalties	400	400
Non-taxable mining duties	(108)	(219)
Other	(4)	(428)
Income tax	400	400
Composition of deferred income taxes in the income statement:
Taxes payable	400	400
Income tax	$ 400	$ 400
FEDERAL
INCOME TAXES
Tax recovery computed at applicable statutory tax rate	26.50%
PROVINCIAL
INCOME TAXES
Tax recovery computed at applicable statutory tax rate		26.50%